Net (Loss) Income Per Share	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Net (Loss) Income Per Share
Net (Loss) Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Net (loss) income attributable to shareholders of Teekay Corporation	(77,809)	65,912	(126,592)	56,148
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 10d)	(4,993)	—	(4,993)	—
Net (loss) income attributable to shareholders of Teekay Corporation - basic and diluted	(82,802)	65,912	(131,585)	56,148
Weighted average number of common shares	72,945,635	72,697,121	72,844,031	72,623,503
Dilutive effect of stock-based compensation	—	780,559	—	755,725
Common stock and common stock equivalents	72,945,635	73,477,680	72,844,031	73,379,228
(Loss) income per common share:
– Basic	(1.14)	0.91	(1.81)	0.77
– Diluted	(1.14)	0.90	(1.81)	0.77

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted loss per common share, are excluded from this calculation. For the three and six months ended June 30, 2016, options to acquire 3.9 million shares of Common Stock had an anti-dilutive effect on the calculation of diluted income per common share (three and six months ended June 30, 2015 - 0.4 million). In periods where a loss attributable to shareholders of Teekay has been incurred all stock-based awards are anti-dilutive.